SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

6.	SEGMENT INFORMATION

The Company and the chief operating decision maker ("CODM") measure performance based on the Company's overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group. Consequently, the Company has only one reportable segment: crude oil tankers.

The Company's management does not evaluate performance by geographical region as this information is not meaningful.

The Company operated in two markets up to the termination in March 2013 of the lease for Front Guider, being the last OBO carrier chartered in by the Company. We currently operate in the tanker market as an international provider of seaborne transportation of crude oil cargoes only.

During the year ended December 31, 2014, one customer represented 14% of consolidated operating revenues and one customer represented 10% of our consolidated operating revenues (2013: no customer represented more than 10% of our consolidated operating revenues and 2012: one customer represented 18% of our consolidated operating revenues).